Business Acquisitions	12 Months Ended
Dec. 31, 2025
Business Acquisitions [Abstract]
Business Acquisitions	Business Acquisitions
Acquisitions in 2024
On January 8, 2024, the Company acquired all of the shares of ZETCON Ingenieure GmbH (ZETCON), for cash consideration and notes payable. ZETCON is a 645-person engineering firm headquartered in Bochum, Germany. This addition further strengthened the Company's Infrastructure operations in the Global group of CGUs.

On February 9, 2024, the Company acquired all of the shares of Morrison Hershfield Group Inc. (Morrison Hershfield), for cash consideration and notes payable. Morrison Hershfield is a 1,150-person engineering and management firm headquartered in Markham, Ontario. This addition further strengthened the Company's Infrastructure, Buildings, Environmental Services, and Water operations in Canada and the United States CGUs.

On April 30, 2024, the Company acquired all of the shares of Hydrock Holdings Limited (Hydrock), for cash consideration and notes payable. Hydrock is a 950-person integrated engineering design firm headquartered in Bristol, England. This addition further strengthened the Company's Energy & Resources, Buildings, and Infrastructure operations in the Global group of CGUs.

Acquisitions in 2025
On April 8, 2025, the Company acquired all the issued and outstanding shares of Kallan Sustainable Holdings Limited and Ryan Hanley Limited (collectively, Ryan Hanley). Ryan Hanley is a 150-person engineering and environmental consultancy firm with locations across Ireland. This addition further strengthened the Company's Water operations in the Global group of CGUs.

On June 27, 2025, the Company acquired all the issued and outstanding shares of Cosgroves Group Limited (Cosgroves). Cosgroves is a 90-person buildings engineering firm headquartered in Christchurch, New Zealand. This addition further strengthened the Company's Buildings operations in the Global group of CGUs.

On July 31, 2025, the Company acquired all of the issued and outstanding shares of Page Southerland Page, LLC. (Page). Page is a 1,400-person architecture and engineering firm headquartered in Washington, DC, which further strengthened the Company's Buildings operations in the United States CGU.

Details of the consideration transferred and the fair value of the identifiable assets and liabilities acquired at the date of acquisition, including measurement period adjustments for prior acquisitions, are as follows:

				For the year ended December 31,
		Page	Other	2025	2024
		acquisition	acquisitions	Total	Total
	Notes	$	$	$	$

Cash consideration		449.3	43.5	492.8	581.0
Notes payable	16	276.1	15.1	291.2	90.7
Consideration		725.4	58.6	784.0	671.7

Cash consideration		449.3	43.5	492.8	581.0
Cash acquired		31.9	6.9	38.8	26.0
Net cash paid		417.4	36.6	454.0	555.0

Assets and liabilities acquired
Cash		31.9	6.9	38.8	26.0
Non-cash working capital
Trade receivables		94.8	4.8	99.6	92.1
Unbilled receivables		17.7	4.2	21.9	25.5
Trade and other payables		(97.8)	(6.5)	(104.3)	(61.6)
Deferred revenue		(133.5)	(4.3)	(137.8)	(35.0)
Other non-cash working capital		6.3	0.7	7.0	13.3
Property and equipment	10	22.1	0.3	22.4	14.3
Lease assets	11	99.2	3.9	103.1	60.8
Intangible assets	13	261.4	16.7	278.1	183.8
Deferred tax assets (liabilities), net	26	26.5	(3.4)	23.1	(57.0)
Lease liabilities		(105.6)	(3.4)	(109.0)	(57.3)
Long-term debt		(1.7)	—	(1.7)	(44.5)
Provisions	17	(11.4)	(2.3)	(13.7)	(24.2)
Other		1.8	1.2	3.0	32.5
Total identifiable net assets at fair value		211.7	18.8	230.5	168.7
Goodwill arising on acquisitions	12	513.7	39.8	553.5	503.0

Deferred consideration is included as notes payable and has been assessed as part of the business combination and recognized at fair value at the acquisition date (note 23).

Non-cash working capital includes trade receivables and unbilled receivables which are recognized at fair value at the time of acquisition, and their fair value approximates their net carrying value.

Goodwill consists of the value of expected synergies arising from an acquisition, the expertise and reputation of the assembled workforce acquired, and the geographic location of the acquiree. Tax deductible goodwill and intangible assets arising from the Page acquisition are $624.0 and nil for all other acquisitions. Intangible assets includes $177.4 in client relationships related to the Page acquisition.

Provisions for claims of $8.5 were recognized from the acquisitions in 2025, based on their expected probable outcomes (note 17).
Page's gross revenue since the acquisition date was $217.1. For all other acquisitions, gross revenue earned from acquisitions since the acquisition date was $24.8. If the acquisition of Page had taken place at the beginning of the year, gross revenue from the combined continuing operations would have been $8,525.4 (unaudited). These pro-forma results are not necessarily indicative of future performance.

Fair value of net assets for current and prior year acquisitions
The preliminary fair values of the net assets recognized in the Company’s consolidated financial statements were based on management’s best estimates of the acquired identifiable assets and liabilities at the acquisition dates. Management finalized the fair value assessments of assets and liabilities purchased from Hydrock Holdings Limited. For Ryan Hanley, Cosgroves, and Page, management is reviewing the respective vendors' closing financial statements, purchase adjustments, and other outstanding information. Management's estimates with the most significant aspects remaining to be finalized relate to the valuation of unbilled receivables and deferred revenue, intangible assets, deferred income taxes, lease assets and liabilities, and consideration. Once the outstanding information is received, reviews are completed, and approvals are obtained, the valuation of acquired assets and liabilities will be finalized.

Measurement period adjustments decreased goodwill by $19.2 and increased notes payable by $12.9. Identifiable net assets acquired increased $32.1 due to increases of $62.0 in intangible assets and $2.1 in other net assets and offset by a net increase of $18.6 in trade and other payables and deferred revenue and decrease of $13.4 in lease assets.